Note 10 - Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended		Nine months ended
	September 30,		September 30,
	2018	2019	2018	2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.
— basic and diluted	$(14,930)	$(9,367)	$(40,752)	$(24,012)
Denominator:
Weighted average number of ordinary
shares outstanding—basic and diluted	22,951,635	25,309,776	22,547,990	23,819,453

Net loss per share —basic and diluted	$(0.65)	$(0.37)	$(1.81)	$(1.01)